N-2 - USD ($)			3 Months Ended
		Sep. 17, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cover [Abstract]
Entity Central Index Key		0001227862
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-297171
Investment Company Act File Number		811-21343
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		9
Entity Registrant Name		Western Asset Emerging Markets Debt Fund Inc.
Entity Address, Address Line One		One Madison Avenue
Entity Address, Address Line Two		17th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10010
City Area Code		888
Local Phone Number		777-0102
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

STOCKHOLDER TRANSACTION EXPENSES
Sales Load (percentage of offering price)	—	%(1)
Offering Expenses Borne by the Fund (percentage of offering price)	—	%(2)
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00	(3)
TOTAL TRANSACTION EXPENSES (as a percentage of offering price)(4)
(1)
The sales load will apply only if the securities to which this Prospectus relates are sold to or through underwriters. In such case, a corresponding Prospectus Supplement will disclose the applicable sales load.

(2)	The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
(3)
Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to Common Stockholders for participating in the Plan. However, Common Stockholders participating in the Plan that elect to sell their Common Stock obtained pursuant to the Plan would pay $5.00 per transaction to sell Common Stock.

(4)	The related Prospectus Supplement will disclose the offering price and the total Common Stockholder transaction expenses as a percentage of the offering price.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Other Transaction Expense 2 [Percent]	[4]
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to shares of Common Stock (Assumes Leverage is Used)
ANNUAL EXPENSES
Management Fees(5)	1.14%
Interest Payment on Borrowed Funds(6)	1.64%
Other Expenses	0.13%

TOTAL ANNUAL EXPENSES(7)	2.91%

(5)
The Manager receives an annual fee, payable monthly, in an amount equal to 0.85% of the Fund’s average daily net assets plus the proceeds of any outstanding borrowings used for leverage and any proceeds from the issuance of preferred stock. For purposes of this table, we have assumed that the Fund has utilized borrowings in an aggregate amount of 25.48% of its net assets (after their issuance). If the Fund were to use financial leverage in excess of 25.48% of its net assets, the management fees shown would be higher.

(6)
For the purposes of this table, we have assumed that the Fund has utilized borrowings in an aggregate amount of 25.48% of its net assets (which equals the average level for the Fund’s fiscal period ended June 30, 2026). The expenses and rates associated with leverage may vary as and when borrowings or issuances of preferred stock are made.

(7)	Estimated based on amounts incurred in the fiscal period ended June 30, 2026.

Management Fees [Percent]	[5]	1.14%
Interest Expenses on Borrowings [Percent]	[6]	1.64%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.13%
Total Annual Expenses [Percent]	[7]	2.91%
Expense Example [Table Text Block]
(which assumes the Fund’s use of leverage in an aggregate amount equal to 25.48% of the Fund’s net assets) and (ii) a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$29	$90	$153	$323

1
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[8]	$ 29
Expense Example, Years 1 to 3	[8]	90
Expense Example, Years 1 to 5	[8]	153
Expense Example, Years 1 to 10	[8]	$ 323
Purpose of Fee Table , Note [Text Block]		The purpose of the following table and example is to help you understand all fees and expenses holders of Common Stock would bear directly or indirectly. The table below is based on the capital structure of the Fund as of June 30, 2026 (except as noted below), and assumes the issuance of $300 million of additional shares of Common Stock.
Basis of Transaction Fees, Note [Text Block]		percentage of offering price
Other Transaction Fees, Note [Text Block]		The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
Other Expenses, Note [Text Block]		Estimated based on amounts incurred in the fiscal period ended June 30, 2026.
Management Fee not based on Net Assets, Note [Text Block]		The Manager receives an annual fee, payable monthly, in an amount equal to 0.85% of the Fund’s average daily net assets plus the proceeds of any outstanding borrowings used for leverage and any proceeds from the issuance of preferred stock. For purposes of this table, we have assumed that the Fund has utilized borrowings in an aggregate amount of 25.48% of its net assets (after their issuance). If the Fund were to use financial leverage in excess of 25.48% of its net assets, the management fees shown would be higher.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
SENIOR SECURITIES
As of the end of the Fund’s last fiscal year, the Fund had a credit facility with a financial institution described below. The table below sets forth the senior securities outstanding as of the end of the Fund’s fiscal years or periods ended 2025, 2024, 2023, 2022, 2021, 2020, 2019, 2018, 2017 and 2016.

Fiscal Year Ended	Total Amount Outstanding(1)	Asset Coverage per $1,000(2)	Average Market Value Per Unit(3)
Credit Facility:
December 31, 2025	$215,000	$4,038	N/A
December 31, 2024	$200,000	$4,083	N/A
December 31, 2023	$250,000	$3,470	N/A
December 31, 2022	$235,000	$3,625	N/A
December 31, 2021	$295,000	$3,822	N/A
December 31, 2020	$295,000	$4,167	N/A
December 31, 2019	$295,000	$4,248	N/A
December 31, 2018	$295,000	$4,028	N/A
December 31, 2017	$295,000	$4,622	N/A
December 31, 2016	$295,000	$4,521	N/A

(1)	Total amount of senior securities outstanding at the end of the period presented.
(2)
Asset coverage per $1,000 of indebtedness is the value of net assets plus the senior securities outstanding at the end of the period divided by the senior securities outstanding at the end of the period.

(3)	Not applicable, as these senior securities were not registered for public trading.

Senior Securities Amount	[9]				$ 215,000				$ 200,000				$ 250,000	$ 235,000	$ 295,000	$ 295,000	$ 295,000	$ 295,000	$ 295,000	$ 295,000
Senior Securities Coverage per Unit	[10]				$ 4,038				$ 4,083				$ 3,470	$ 3,625	$ 3,822	$ 4,167	$ 4,248	$ 4,028	$ 4,622	$ 4,521
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
The Fund’s primary investment objective is to seek high current income and its secondary investment objective is capital appreciation. There can be no assurance the Fund will achieve its investment objectives.
This section provides additional information about the Fund’s investments and certain portfolio management techniques the Fund may use. More information about the Fund’s investments and portfolio management techniques and the associated risks is included in the SAI.
Investment Strategies
The Fund intends to achieve its objective by investing primarily in U.S. dollar and
non-U.S.
dollar denominated debt securities of issuers in emerging market countries. Under normal market conditions, the Fund invests at least 80% of its managed assets in debt securities of issuers in emerging market countries. “Emerging market country” is defined as any country which is, at the time of investment, (i) represented in the J.P. Morgan Emerging Markets Bond Index Global Diversified or the J.P. Morgan Corporate Emerging Market Bond Index Broad or (ii) categorized by the World Bank in its annual categorization as middle- or low-income.
At any one time, substantially all of the Fund’s managed assets may be invested in low rated or unrated instruments.
The Fund may invest up to 20% of its managed assets in
(i) non-debt
securities and
(ii) non-emerging
market issuers, including equity securities. Equity securities include common stocks traded on an exchange or in the over-the-counter market, preferred stocks, warrants, rights, convertible securities, depositary receipts, trust certificates, limited partnership interests, shares of other investment companies and REITs. Except as otherwise indicated in this Prospectus, convertible securities are not subject to any minimum credit quality requirements. The Fund may invest in securities denominated in currencies of emerging market countries.
The Fund will seek to maintain an average portfolio duration between 20% above and 20% below the average duration of the JPMorgan Emerging Markets Bond Index Global Diversified.
In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Fund may invest up to 100% of its managed assets in cash equivalents and short-term fixed-income securities. Upon the Manager’s recommendation, for temporary defensive purposes and in order to keep the Fund’s cash fully invested, the Fund may deviate from its investment objectives and policies and invest some or all of its managed assets in investments of non-corporate
issuers, including high-quality, short-term debt securities. The Fund may not achieve its investment objectives when it does so.
The Fund may purchase Rule 144A securities for which there is a secondary market of qualified institutional buyers.
The Fund usually attempts to maintain a portfolio with a weighted average credit quality rated B3 or above by Moody’s or
B-
or above by S&P, or equivalent ratings from any nationally recognized statistical rating organization. Unrated securities will be assigned a rating by the Manager in its reasonable judgment.
The Fund may purchase and sell futures contracts, purchase and sell (or write) exchange-listed and over-the-counter
put and call options on securities, financial indices and futures contracts, enter into various interest rate (such as swaps, caps, floors and collars) and currency (such as currency forward contracts, currency futures contracts and options thereon, currency swaps and options on currencies) transactions and enter into other similar transactions which may be developed in the future to the extent the adviser determines that they are consistent with the Fund’s investment objectives and policies and applicable regulatory requirements. The Fund may use any or all of these techniques at any time, and the use of any particular derivative transaction will depend on market conditions.

The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies and currency swaps. The Fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers,” or broker-dealers, domestic or foreign banks, or other financial institutions that the adviser deems to be creditworthy.
The Fund may lend portfolio securities to brokers or dealers or other financial institutions, so long as the borrower of the loaned securities deposits cash or liquid securities with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent.
The Fund may invest up to 15% of its managed assets in illiquid securities, which are securities that cannot be sold within seven days at a price which the Fund would determine to be fair value.
The Fund may invest in distressed debt securities, which are debt securities subject to bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by the Fund, or are rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P), or which, if unrated, are in the judgment of the Manager of equivalent quality. The Fund will generally not invest more than 5% of its assets in securities that are already in default or subject to bankruptcy proceedings.
The Fund may not make short sales of securities or purchase securities on margin (except for delayed delivery or when-issued transactions, such short-term credits as are necessary for the clearance of transactions and margin deposits in connection with transactions in futures contracts, options on futures contracts and options on securities and securities indices).
The Fund may invest in securities of other investment companies to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act. The Fund may also invest in securities of private funds that rely on exceptions from the definition of investment company under Sections 3(c)(1) or 3(c)(7) of the 1940 Act, structured finance vehicles or other entities not traditionally considered pooled investment vehicles, and companies that rely on the exceptions from the definition of investment company under Section 3(c)(5)(A) or (B) of the 1940 Act. Investments in private funds may be counted towards compliance with the Fund’s 80% test. The Manager will determine if a private fund investment is in compliance with the Fund’s 80% policy based on information available at the time of investment. The Fund may invest in portfolio affiliates of the Fund within the meaning of, and in reliance on,
Rules 17a-6
and
17d-1(d)(5)
under the 1940 Act. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when Western Asset believes that share prices of other investment companies offer attractive values. In general, under the 1940 Act, an investment company may not (i) own more than 3% of the outstanding voting securities of any one registered investment company, (ii) invest more than 5% of its total assets in the securities of any single registered investment company or (iii) invest more than 10% of its total assets in securities of other registered investment companies (the
“3-5-10% Limitations”).
The Fund may rely on certain exemptions to exceed the
3-5-10%
Limitations when investing in another registered investment company (including money market funds) or business development company. To the extent that the Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees.
Borrowings
The Fund may engage in borrowing transactions to raise additional cash to be invested by the Fund in other securities or instruments in an effort to increase the Fund’s investment returns, or for temporary or emergency purposes. Reverse repurchase agreements may be considered to be a type of borrowing.

When the Fund invests borrowing proceeds in other securities, the Fund will be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in the Fund more volatile and increases the Fund’s overall investment exposure. In addition, if the Fund’s return on its investment of the borrowing proceeds does not equal or exceed the interest that the Fund is obligated to pay under the terms of a borrowing, engaging in these transactions will lower the Fund’s return.
The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its borrowing obligations. Interest on any borrowings will be an expense to the Fund and will reduce the value of the Fund’s shares. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund’s assets will be used as collateral. During the term of the borrowing, the Fund will remain at risk for any fluctuations in the market value of these assets in addition to any securities purchased with the proceeds of the loan. In addition, the Fund may be unable to sell the collateral at a time when it would be advantageous to do so, which could result in lower returns. The Fund would also be subject to the risk that the lender may file for bankruptcy, become insolvent, or otherwise default on its obligations to return the collateral to the Fund. In the event of a default by the lender, there may be delays, costs and risks of loss involved in the Fund’s exercising its rights with respect to the collateral or those rights may be limited by other contractual agreements or obligations or by applicable law.
The 1940 Act requires the Fund to maintain an “asset coverage” of at least 300% of the amount of its borrowings, provided that in the event that the Fund’s asset coverage falls below 300%, the Fund is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings and other senior securities, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Fundamental Investment Policies
The Fund’s investment restrictions listed in the SAI are considered fundamental and may not be changed without the approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act). A “majority of the outstanding voting securities” means (a) 67% or more of the Fund’s outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy at the meeting or (b) more than 50% of the outstanding voting securities, whichever of (a) or (b) is less. See “Investment Restrictions” in the SAI for a complete list of the fundamental investment policies of the Fund.

Risk Factors [Table Text Block]
RISKS
The Fund is a diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s performance and the value of its investments will vary in response to changes in interest rates, inflation, the financial condition of a security’s issuer, ratings on a security and other market factors. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends and distributions. Below are the principal risks associated with an investment in the Fund.
Investment Risk and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in the Common Stock represents an indirect investment in the fixed-income securities and other investments owned by the Fund, most of which could be purchased directly. The value of the Fund’s portfolio securities may move up or down, sometimes rapidly and unpredictably. At any point in time, your Common Stock may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.
Investments in Emerging Markets Risk
Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.
The risks of investing in securities in emerging countries include: (i) less social, political and economic stability; (ii) the smaller size of the markets for such securities and lower volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; and (vi) military unrest, war and terrorism.
Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which may be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated at some time in the future. If such confiscation were to occur, the Fund could lose a substantial portion or all of its investments in such countries. The Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
Certain countries in which the Fund may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund’s investment in those countries.
Settlement mechanisms in emerging market securities may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be delays and failures in share registration and delivery. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to the Fund. Furthermore, compensation schemes may be non-existent, limited
or inadequate to meet the Fund’s claims in any of these events.
Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging markets. While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or mitigate its effects, inflation may continue to have significant effects both on emerging market economies and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have occurred in certain countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of foreign exchange earnings.
To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of the Fund to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of such U.S. dollars through those channels and, if available, upon the willingness of those channels to allocate those U.S. dollars to the Fund. The Fund’s ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If the Fund is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, the Fund’s ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid in U.S. dollars. Furthermore, repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries.
Many emerging market countries have little experience with the corporate form of business organization and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context. The Fund may encounter substantial difficulties in obtaining and enforcing judgments against individuals and companies located in certain emerging market countries. It may be difficult or impossible to obtain or enforce legislation or remedies against governments, their agencies and sponsored entities.
Disclosure and regulatory standards in emerging markets in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited.
Trading in the securities of emerging markets presents additional credit and financial risks. The Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of emerging market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular emerging market. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed markets. Currency hedging techniques may not be available or may be limited. The Fund may not be able to reduce or mitigate risks related to trading with emerging market counterparties.
The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund’s portfolio securities in such markets may not be readily available. Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the risks associated with emerging market investing (and the costs associated with hedging transactions) makes it very difficult to hedge effectively against such risks.
The Fund may invest in renminbi-denominated bonds issued in China (“RMB Bonds”). RMB Bonds, including government and corporate bonds, are available in the CIBM to eligible foreign investors through the CIBM Direct Access Program. The program is relatively new and laws, rules, regulations, policies and guidelines relating to the program are untested and subject to change.
The CIBM Direct Access Program, established by the People’s Bank of China, allows eligible foreign institutional investors to conduct trading in the CIBM, subject to other rules and regulations as promulgated by Chinese authorities. Eligible foreign institutional investors who wish to invest directly in the CIBM through the CIBM Direct Access Program may do so through an onshore settlement agent, who would be responsible for making the relevant filings and account opening with the relevant authorities. The Fund is therefore subject to the risk of default or errors on the part of such agent.
Investing in the CIBM will also expose the Fund to renminbi currency risks. The ability to hedge renminbi currency risks may be limited. In addition, given the renminbi is subject to exchange control restrictions, the Fund could be adversely affected by delays in converting other currencies into renminbi and vice versa and at times when there are unfavorable market conditions.
Foreign Securities Risk
The risks of investing in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which the Fund’s portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain foreign countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
Unanticipated political or social developments may affect the values of the Fund’s investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.
Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Accounting standards in other countries are also not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the portfolio manager to completely and accurately determine a company’s financial condition. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the U.S. This reduces the amount the Fund can earn on its investments.

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.
Securities of some foreign companies have lower liquidity, and their prices are more volatile, than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold resulting in increased exposure of the Fund to market and foreign exchange fluctuations brought about by such delays, and to the corresponding negative impact on Fund liquidity.
Foreign Currency Risks
The U.S. dollar value of investments denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which the Fund’s investments are denominated relative to the U.S. dollar will affect the Fund’s net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country’s economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Fund’s securities are quoted may reduce the Fund’s net asset value per share.
Foreign Currency Instruments and Hedging Strategies
The Fund may use Currency Instruments in order to seek to hedge against movements in the values of the foreign currencies in which the Fund’s securities are denominated or in order to seek to enhance the Fund’s return or yield. The Fund may also use such investments in order to seek to establish a short position or to obtain exposure to a market that would be more costly or difficult to access with other types of investments, such as bonds or currency. The Fund may also engage in foreign currency transactions on a spot (cash) basis at the rate prevailing in the currency exchange market at the time of the transaction. The Fund may determine not to hedge, and the Fund may be completely unhedged at any point in time. In cases when a particular currency is difficult to hedge or difficult to hedge against the U.S. dollar, the Fund may seek to hedge against price movements in that currency by entering into transactions using Currency Instruments on another currency or a basket of currencies, the value of which the portfolio manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Currency Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.
In addition to the risks found under “Derivatives – Risks of Derivatives Generally,” Currency Instruments are subject to the following risks:
The value of Currency Instruments depends on the value of the underlying foreign currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the Fund’s use of such Currency Instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions
where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market.
To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the U.S. markets for the Currency Instruments until they reopen.
Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.
Forward Currency Contracts
The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another currency at a future date and at a price set by the parties to the forward currency contract. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers (such as the Fund).
The Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire (a long hedge). The Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency (a short hedge). A “position hedge” is when the Fund owns a security denominated in, for example, euros and to protect against a possible decline in the euro’s value, the Fund enters into a forward currency contract to sell euros in return for U.S. dollars. A “position hedge” tends to offset both positive and negative currency fluctuations but would not offset changes in security values caused by other factors. A “proxy hedge” is when the Fund owns a security denominated in, for example, euros and to protect against a possible decline in the euro’s value, the Fund enters into a forward currency contract to sell a currency expected to perform similarly to the euro in return for U.S. dollars. A “proxy hedge” could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a position hedge to the extent the proxy currency does not perform similarly to the targeted currency. The Fund could, in fact, lose money on both legs of the hedge, i.e., between the euro and proxy currency, and between the proxy currency and the dollar. The Fund also may use forward currency contracts to attempt to enhance return or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that the portfolio manager believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund’s portfolio manager believes that the U.S. dollar will increase in value relative to the euro, the Fund could write a forward contract to buy U.S. dollars in three months at the current price in order to sell those U.S. dollars for a profit if the U.S. dollar does in fact appreciate in value relative to the euro. The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.
The precise matching of forward currency contract amounts, and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund may need to purchase or sell foreign currencies in the spot (i.e., cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Successful use of forward currency contracts depends on the portfolio manager’s skill in analyzing and predicting currency values, among other factors. Forward currency contracts may substantially change the Fund’s exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the portfolio manager anticipates. There is no assurance that the portfolio manager’s use of forward currency contracts will be advantageous to the Fund or that the portfolio manager will hedge at an appropriate time.
The consummation of a deliverable foreign exchange forward requires the actual exchange of the principal amounts of the two currencies in the contract (i.e., settlement on a physical basis). Forward currency contracts in which the Fund may engage also include non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and
that may be thinly traded or illiquid. NDFs involve an obligation to pay an amount equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate, with respect to an agreed notional amount. NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions, including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.
Under the Dodd-Frank Act, NDFs are classified as “swaps” and are therefore subject to the full panoply of CFTC swap regulations under the Dodd-Frank Act. Although NDFs have historically been traded OTC, in the future, pursuant to the Dodd-Frank Act, they may be subject to mandatory clearing. For more information on central clearing and trading of cleared swaps, see “Swaps”
below. Non-centrally-cleared NDFs
are subject to mandatory minimum margin requirements for uncleared swaps. Deliverable foreign exchange forwards that solely involve the exchange of two different currencies on a specific future date at a fixed rate agreed upon by the parties are not considered “swaps” and accordingly are not subject to many of the regulations that apply to NDFs.
Eurodollar or Yankee Obligations
Eurodollar bank obligations are U.S. dollar denominated debt obligations issued outside the U.S. capital markets by non-U.S. branches of U.S. banks and by non-U.S. banks. Yankee obligations are U.S. dollar denominated obligations issued in the U.S. capital markets by non-U.S. issuers. Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a non-U.S. government might prevent U.S. dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a non-U.S. country; the extent and quality of government regulation of financial markets and institutions; the imposition of non-U.S. withholding taxes; and expropriation or nationalization of non-U.S. issuers.
Securities Risk
The Fund invests in non-U.S. government, or sovereign, debt securities. Non-U.S. government, or sovereign, debt securities involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation, and the Fund may be unable to enforce its rights against the issuers. Sovereign debt risk is increased for emerging market issuers.
Currency Devaluations and Fluctuations
The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The Fund may be unable or may choose not to hedge its foreign currency exposure.

Financial Information and Standards
Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information may be publicly available about issuers in emerging market countries than is available about U.S. issuers.
Economic and Political Risks
The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.
With respect to any emerging market country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund’s investments in those countries.
Investment Controls; Repatriation
Foreign investment in certain emerging market issuers is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.
Emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any approvals on investments. Investing in local markets in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Market Illiquidity
No established secondary markets may exist for many of the emerging market issuer securities in which the Fund may invest. Markets may become illiquid quickly. Reduced secondary market liquidity may have an adverse effect on market price and the Fund’s ability to dispose of particular instruments when necessary to meet its liquidity requirements or in response to specific e con
omic events such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain emerging market issuer securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Market quotations are generally available on many emerging market issuer securities only from a limited number of dealers and may not necessarily represent firm bids of those dealers or prices for actual sales.
Fixed-Income Securities Risk
In addition to the risks described elsewhere in this section with respect to valuations and liquidity, fixed-income securities, including high-yield securities, are also subject to certain risks, including:
Issuer Risk. The value of fixed-income securities may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Default Risk. Investments in fixed-income securities are subject to the risk that the issuer of the security could default on its obligations, causing a fund to sustain losses on those investments. A default could impact both interest and principal payments. High-yield fixed-income securities (commonly known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal.
The market values of medium and lower rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher rated securities because medium and lower rated securities generally are unsecured and subordinated to senior debt.
Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in the Common Stock. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.
Interest Rate Risk. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the market price of fixed-income securities generally rises. Conversely, during periods of rising interest rates, the market price of such securities generally declines. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer maturities. Fluctuations in the market price of the Fund’s securities will not affect interest income derived from securities already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may utilize certain strategies, including investments in structured notes or interest rate swap or cap transactions, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful.
Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.
In a rising interest rate environment, there is a risk that the Fund’s floating rate securities will be unable to pay escalating interest amounts, which could result in a default. Rising interest rates could also cause a shift to cash from other productive uses to the payment of interest, which may have a material adverse effect on operations and could, over time, lead to increased defaults on our investments in such securities. In addition, increasing payment obligations under floating rate obligations may cause borrowers to refinance or otherwise repay our obligations earlier than they otherwise would, requiring us to incur management time and expense to re-deploy
such proceeds, including on terms that may not be as favorable as our existing obligation. In addition, rising interest rates may increase pressure on the Fund to invest in fixed rate securities, which could adversely affect our performance.
Fluctuations in the market price of the Fund’s securities will not affect interest income derived from securities already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may utilize certain strategies, including investments in structured notes or interest rate swap or cap transactions, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful.
Prepayment Risk.
During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in lower yielding securities, which may result in a decline in the Fund’s income and distributions to Common Stockholders. This is known as prepayment or “call” risk. Debt securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met. An issuer may choose to redeem a debt security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer.
Reinvestment Risk.
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s Common Stock price or its overall return.
Credit Risk.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or its credit is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities are more likely to suffer a credit loss than non-subordinated
securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
Liquidity Risk
The Fund may invest in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Liquidity risk exists when particular investments are difficult to sell. Securities may become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments in order to segregate assets or for other cash needs, the Fund may suffer a loss.

Duration Risk
The duration of a fixed-income security is a measure of the portfolio’s sensitivity to changes in interest rates. Prices of fixed-income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Holding long duration investments may expose the Fund to certain magnified risks. These include interest rate risk, credit risk and liquidity risk, as discussed above.
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Manager and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Rated and Unrated Securities
At any one time, substantially all of the Fund’s managed assets may be invested in instruments that are low rated or unrated. Debt securities of emerging market issuers may be considered to have a credit quality rated below investment grade by internationally recognized credit rating organizations such as Moody’s and S&P. Non-investment grade securities (that is, rated Ba1 or lower by Moody’s or BB+ or lower by S&P) are commonly referred to as “junk bonds” and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of the emerging market issuer securities held by the Fund, which may not be paying interest currently or may be in payment default, may be comparable to securities rated as low as C by Moody’s or CCC or lower by S&P. These securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or to be in default or not current in the payment of interest or principal.
Low rated and unrated debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Low rated and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of low rated and unrated instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of low rated and unrated securities especially in a market characterized by a low volume of trading.
Below Investment Grade Securities (High-Yield) Risk
The Fund may invest in high-yield debt securities. High yield debt securities are generally subject to greater credit risks than higher-grade debt securities, including the risk of default on the payment of interest or principal. High yield debt securities are considered speculative, typically have lower liquidity and are more difficult to value than higher grade bonds. High yield debt securities tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.
Investment in Loans Risk
Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, credit risk and interest rate risk, which are discussed above, and prepayment risk and extension risk, which are discussed below. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. This means loans are often subject to significant credit risks, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. This risk of default will increase in the event of an economic downturn or a substantial increase in interest rates (which will increase the cost of the borrower’s debt service). Transactions in loans may settle on a delayed basis. As a result, the proceeds from the sale of a loan may not be available to make additional investments. The Fund considers “junior loans” to be loans that have a junior position in an issuer’s capital structure. Because junior loans are unsecured and subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. There are no limitations on the Fund’s investments in junior loans. Bank loans may not be considered securities and therefore, the Fund may not have the protections afforded by U.S. federal securities laws with respect to such investments.
Smaller Company Risk
The general risks associated with income-producing securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.
U.S. Government Debt Securities Risk
Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association, this guarantee does not apply to losses resulting from declines in the market value of these securities.
Derivatives Risk
The Fund may utilize a variety of derivative instruments such as options, floors, caps and collars, futures contracts, forward contracts, options on futures contracts and indexed securities. Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to Common Stockholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Credit default swap contracts involve heightened risks and may result in losses to the Fund. Credit default swaps may be illiquid and difficult to value. When the Fund sells credit protection via a credit default swap, credit risk increases since the Fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

The Fund operates under Rule
18f-4
under the 1940 Act which, among other things, governs the use of derivative investments and cert ain
financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4
requires funds that invest in derivative instruments beyond a specified limited amount to apply a VaR based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. Compliance with Rule
18f-4
by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule
18f-4
may limit the Fund’s ability to use derivatives as part of its investment strategy.
Preferred Securities and Related Risks
There are two basic types of preferred securities: traditional and hybrid-preferred securities. Traditional preferred securities consist of preferred stock issued by an entity taxable as a corporation. Preferred stocks, which may offer fixed or floating rate dividends, are perpetual instruments and considered equity securities. Preferred stocks are subordinated to debt instruments in a company’s capital structure, in terms of priority to corporate income and claim to corporate assets, and therefore will be subject to greater credit risk than debt instruments. Alternatively, hybrid-preferred securities may be issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.
Traditional preferred securities pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of trustees. Income payments on preferred securities may be cumulative, causing dividends and distributions to accumulate even if not declared by the board of trustees or otherwise made payable. In such a case, all accumulated dividends must be paid before any dividend on the common stock can be paid. However, many traditional preferred stocks are non-cumulative, in which case dividends do not accumulate and need not ever be paid. There is no assurance that dividends or distributions on the traditional preferred securities in which the Fund invests will be declared or otherwise made payable. Preferred securities may also contain provisions under which payments must be stopped (i.e., stoppage is compulsory, not discretionary). The conditions under which this occurs may relate to, for instance, capitalization levels. Hence, if a company incurs significant losses that deplete retained earnings automatic payment stoppage could occur. In some cases the terms of the preferred securities provide that the issuer would be obligated to attempt to issue common stock to raise funds for the purpose of making the preferred payments. However, there is no guarantee that the issuer would be successful in placing common stock.
Preferred stockholders usually have no right to vote for corporate trustees or on other matters. Shares of traditional preferred securities have a liquidation preference that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by, among other factors, favorable and unfavorable changes impacting the issuer or industries in which they operate, movements in interest rates and inflation, and the broader economic and credit environments, and by actual and anticipated changes in tax laws, such as changes in corporate and individual income tax rates. Because the claim on an issuer’s earnings represented by traditional preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher rate-paying fixed rate preferred securities may be reduced, and the Fund may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.
Hybrid-preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, hybrid-preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the maximum deferral period is five years. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the hybrid preferred securities have not been made), these hybrid-preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Hybrid-preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. Hybrid-preferred securities include, but are not limited to, trust preferred securities (TRUPS
®
); enhanced trust preferred securities (Enhanced TRUPS
®
); trust-originated preferred securities (TOPrS
®
); monthly-income preferred securities (MIPS
®
); quarterly-income bond securities (QUIBS
®
); quarterly-income debt securities (QUIDS
®
); quarterly-income preferred securities (QUIPSSM); corporate trust securities (CorTS
®
); public income notes (PINES
®
); and other hybrid-preferred securities. Hybrid-preferred securities are typically issued with a final maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.
Many hybrid-preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), and the operating company deducts for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for U.S. federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the hybrid-preferred securities are generally treated as interest rather than dividends for U.S. federal income tax purposes and, as such, are not eligible for the dividends received deduction for corporate taxpayers or the reduced rates of tax that apply to qualified dividend income for non-corporate
taxpayers. The trust or special purpose entity in turn is a holder of the operating company’s debt and has priority with respect to the operating company’s earnings and profits over the operating company’s common stockholders, but is typically subordinated to other classes of the operating company’s debt. Typically a preferred security has a credit rating that is lower than that of its corresponding operating company’s senior debt securities.
Within the category of hybrid-preferred securities are senior debt instruments that trade in the broader preferred securities market. These debt instruments, which are sources of long-term capital for the issuers, have structural features similar to other preferred securities such as maturities ranging from 30 years to perpetuity, call features, quarterly payments, exchange listings and the inclusion of accrued interest in the trading price. Preferred securities may be subject to changes in regulations and there can be no assurance that the current regulatory treatment of preferred securities will continue.
Convertible securities are fixed income securities (usually debt or preferred stock) that may be converted or exchanged for a prescribed amount of common shares or other equity securities of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common shares of the same or similar issuers, but lower than the yield of nonconvertible debt. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities are usually subordinated to comparable nonconvertible debt or preferred stock, but rank senior to common shares in a corporation’s capital structure.
The value of a convertible security is generally related to (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and/or (2) its worth, at market value, if converted or exchanged into the underlying common shares. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the ultimate conversion or exchange value.
Convertible securities are subject both to the stock market risk associated with equity securities and to the credit and interest rate risks associated with fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features. Investments in convertible securities generally entail less risk than investments in common shares of the same issuer.
Interest Rate Transactions Risk
The Fund may enter into a swap or cap transaction to attempt to protect itself from increasing interest expenses on borrowings resulting from increasing short-term interest rates or dividend expenses on any preferred stock. A decline in interest rates may result in a decline in net amounts receivable by the Fund from the counterparty under the swap or cap (or an increase in the net amounts payable by the Fund to the counterparty under the swap), which may result in a decline in the net asset value of the Fund.
Valuation Risk
The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. The valuation of the Fund’s investments involves subjective judgment.
Risks of Warrants and Rights
Warrants and rights are subject to the same market risks as stocks, but may be more volatile in price. Warrants and rights do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in the assets of the issuer. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying security and a warrant or right ceases to have value if it is not exercised prior to its expiration date. The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrants’ or rights’ expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the price of the underlying security.
Inflation/Deflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s Common Stock and distributions on the Fund’s Common Stock can decline. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

When-Issued and Delayed-Delivery Transactions Risk
The Fund may purchase fixed-income securities on a when-issued basis, and may purchase or sell those securities for delayed delivery. When-issued and delayed-delivery transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure an advantageous yield or price. Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Fund will not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected. Ongoing armed conflicts in Europe and the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain fund investments as well as fund performance and liquidity. For example, following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Further, recent escalations of conflict in the Middle East could lead to disruptions in local, regional, national and global markets and economies for an unknown period of time and, therefore, could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to issuers in the relevant countries or nearby geographic areas. The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has recently enacted and proposed to enact significant new tariffs and President Trump has directed various federal agencies to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S.
Additionally, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
Middle Eastern Conflicts
Following the attack by Hamas on October 7, 2023, Israel and Hamas have been engaged in military conflict. Though a ceasefire commenced on January 19, 2025, Israel and Hamas remain in conflict and rapidly evolving measures in response thereto have had a negative impact on the economy and business activity globally (including in countries in which the Fund may invest). Further, the future course of the conflict (including the extent to which any ceasefire continues to be in force) and its future impact on global economic and market conditions (including, for example, oil prices) are impossible to predict, and, as a result, present material uncertainty and risk with respect to the Fund and the performance of its investments and operations, and the ability of the Fund to achieve its investment objectives. For example, armed conflict may resume, expand and ultimately more actively involve the U.S., Lebanon (and/or Hezbollah), Syria, Iran and/or other countries or terrorist organizations, any of which may exacerbate the risks described above. The conflict and continuing uncertainty could adversely affect the performance of the Fund and investments. This may particularly be the case to the extent that any portfolio company, service providers, vendor or other counterparties of the Fund have material operations or assets in the Middle East, or the immediate surrounding areas. On February 28, 2026, the United States and Israel launched a major assault on Iran with the stated aim of toppling the regime in Tehran, triggering regional Iranian retaliation across the Gulf, including attacks against targets in Qatar, the United Arab Emirates (UAE), Kuwait, Bahrain and Saudi Arabia. Additional escalation in this conflict may have a material adverse impact on the Fund, its Portfolio Funds and portfolio companies and the market generally, including as a result of intense regional and global military and/or economic retaliation, major maritime disruptions in the Strait of Hormuz, and large-scale cyber warfare.
More generally, the rapid and uncertain development of the current conflicts, and the varying involvement of the U.S., the United Kingdom, the European Union and other countries presents material uncertainty and risk with respect to the impact on global economic and market conditions and therefore to the Fund and the performance of investments or operations, and the ability of the Fund to achieve its investment objectives. Additionally, to the extent that any third parties, investors, or related customer bases have material operations or assets in the affected regions, the ongoing conflict may present actual risks and result in adverse consequences with respect to their dealings and/or obligations with respect to the Fund and/or any investments. The global response and repercussions arising out of both conflicts is ever-changing and the ramifications on markets, business activity and the global economy more generally are not yet capable of being fully identified or understood.
Terrorist Activities Risk
U.S. activities in Iran, Iraq, Afghanistan, and Syria, for example, and terrorist attacks of unprecedented scope have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action have led to and will likely lead to increased volatility in prices for commodities and could affect the Fund’s financial results. Further, the United States government has issued public warnings indicating that energy assets might be a specific target of terrorist organizations.

Europe – Recent Events
A number of countries in Europe have experienced severe economic and financial difficulties.
Many non-governmental issuers,
and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside of Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences.
Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.
In addition, the United Kingdom formally left the European Union on January 31, 2020 (commonly known as “Brexit”), subject to a transition period that ended on December 31, 2020. Following the transition period, the United Kingdom and the European Union entered into a trade and cooperation agreement to govern the future relationship between the parties, which was provisionally applied as of January 1, 2021 and entered into force on May 1, 2021 following ratification by the European Union. Since Brexit, global financial markets have experienced significant volatility due to the uncertainty around Brexit. There will likely continue to be considerable uncertainty as to the longer-term economic, legal, political and social framework to be put in place between the United Kingdom and the European Union, in particular as to the arrangements which will apply to its relationships with the European Union and with other countries. This process and/or the uncertainty associated with it may adversely affect the return on investments economically tied to the United Kingdom. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa.
The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.
Legislative and Regulatory Risk
Prices for high-yield securities may be affected by legislative and regulatory developments which could adversely affect the Fund’s net asset value and investment practices, the secondary market for high-yield securities, the financial condition of issuers of these securities and the value of outstanding high-yield securities. These risks generally are higher than issuers in emerging market countries.
Credit Crisis Liquidity and Volatility Risk
The markets for credit instruments, including fixed-income securities, have experienced periods of extreme illiquidity and volatility. General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which in turn have also resulted in significant valuation uncertainties in a variety of debt securities, including certain fixed-income securities. These conditions resulted, and in many cases continue to result in greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value. During times of reduced market liquidity, the Fund may not be able to sell securities readily at prices reflecting the values at which the securities are carried on the Fund’s books. Sales of large blocks of securities by market participants, such as the Fund, that are seeking liquidity can further reduce security prices in an illiquid market. These market conditions may make valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or decreases in its holdings. Illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates on the Common Stock.
Portfolio Turnover Risk
Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate may result in increased transaction costs for the Fund in the form of increased dealer spreads and other transactional costs, which may have an adverse impact on the Fund’s performance. In addition, high portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Stockholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Fund’s Common Stockholders. The portfolio turnover rate of the Fund will vary from year to year, as well as within a given year.
Temporary Defensive Strategies Risk
When Western Asset anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in obligations of the U.S. government, its agencies or instrumentalities; other investment grade debt securities; investment grade commercial paper; certificates of deposit and bankers’ acceptances; repurchase agreements with respect to any of the foregoing investments or any other fixed-income securities that Western Asset considers consistent with this strategy. To the extent that the Fund invests defensively, it may not achieve its investment objectives.
Equity Securities Risk
The Fund may invest up to 20% of its managed assets in all types of equity securities. The stock markets are volatile and the market prices of the Fund’s equity securities may decline generally. Equity securities may have greater price volatility than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. If the Fund holds equity securities in a company that becomes insolvent, the Fund’s interests in the company will be subordinated to the interests of debtholders and general creditors of the company, and the Fund may lose its entire investment.
Market Price Discount from Net Asset Value Risk
Shares of
closed-end
investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities and may be a greater risk to investors expecting to sell their Common Stock in a relatively short period. Whether investors will realize gains or losses upon the sale of Common Stock will depend not upon the Fund’s net asset value but upon whether the market price of Common Stock at the time of sale is above or below the investor’s purchase price for Common Stock. Because the market price of Common Stock will be determined by factors such as relative supply of and demand for Common Stock in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Stock will trade at, above or below net asset value. The Common Stock is designed primarily for long-term investors and you should not view the Fund as a vehicle for trading purposes.

Anti-Takeover Provisions Risk
The Charter and Bylaws include provisions that are designed to limit the ability of other entities or persons to acquire control of the Fund for short-term objectives, including by converting the Fund to open-end
status or changing the composition of the Board, that may be detrimental to the Fund’s ability to achieve its primary investment objective of seeking high current income. The Bylaws also contain a provision providing that the Fund is subject to the provisions of the Maryland Control Share Acquisition Act (“MCSAA”). There can be no assurance, however, that such provisions will be sufficient to deter professional arbitrageurs that seek to cause the Fund to take actions that may not be consistent with its investment objective or aligned with the interests of long-term Common Stockholders, such as liquidating debt investments prior to maturity, triggering taxable events for Common Stockholders and decreasing the size of the Fund. Such provisions may limit the ability of Common Stockholders to sell their Common Stock at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.
In determining to opt in to the MCSAA, the Board of Directors considered its fiduciary obligations to the Fund. In particular, the Board of Directors considered whether the interests of a short-term professional investor seeking to arbitrage the Fund’s market price would be consistent with the interests of Common Stockholders that invested in the Fund due to its investment objective of seeking high current income. In order to seek to allow the Fund to achieve its investment objective for those long-term Common Stockholders, the Board of Directors determined that it would be in the best interests of the Fund to opt in to the MCSAA. In making this decision, the Board of Directors considered a decision in the U.S. District Court for the District of Maryland, which had the effect of allowing a closed-end
fund organized in Maryland to remain opted in to the MCSAA notwithstanding a counterclaim alleging that the fund’s decision to opt in to the MCSAA violated Section 18(i) of the 1940 Act. A decision by the U.S. District Court for the Southern District of New York, however, held that certain funds that opted into the MCSAA violated Section 18(i) of the 1940 Act and that shareholders could sue to void these opt-ins
under Section 47(b) of the 1940 Act. The decision has been affirmed by the U.S. Court of Appeals for the Second Circuit. These decisions are incompatible with the prior decision in Maryland federal court that allowed a registered closed-end
fund organized as a Maryland corporation to remain opted into the MCSAA, resulting in a circuit split on the issue. There is a risk that a court could follow the reasoning of the New York federal court, as opposed to the decision of the Maryland federal court, when determining whether a closed-end
fund organized in Maryland can opt in to the MCSAA. Additionally, on December 10, 2025, the United States Supreme Court heard oral arguments related to whether Section 47(b) of the 1940 Act creates a private right of action to seek rescission of the performance of allegedly unlawful fund contracts. The United States Supreme Court has not yet heard a case as it relates to the Section 18(i) analysis.
Potential Conflicts of Interest Risk
The Manager, Western Asset, Western Asset Limited, Western Asset Singapore and the Fund’s investment professionals have interests which may conflict with the interests of the Fund. In particular, the Manager, Western Asset, Western Asset Limited and Western Asset Singapore also manage other closed-end
funds listed on the NYSE that have investment objectives and investment strategies that are substantially similar to the Fund. Further, the Manager, Western Asset, Western Asset Limited and Western Asset Singapore may at some time in the future manage and/or advise other investment funds or accounts with the same investment objective and strategies as the Fund. As a result, the Manager, Western Asset, Western Asset Limited, Western Asset Singapore and the Fund’s investment professionals may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Manager, Western Asset, Western Asset Limited, Western Asset Singapore and the Fund’s investment professionals may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. At times, an investment professional may determine that an investment opportunity may be appropriate for only some accounts for which he or she exercises investment responsibility, or may decide that certain accounts should take differing positions with respect to a particular security. In these cases, the investment professional may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, an investment professional may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.
Tax Risks
To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, among other things, the Fund must derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy certain distribution and asset diversification requirements. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to Common Stockholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits.
Risk of Taxable Income in Excess of Economic Income. The Fund may acquire debt instruments in the secondary market for less than their stated redemption price at maturity (or, in the case of a debt instrument issued with original issue discount, its revised issue price). The discount at which such debt instruments are acquired may reflect doubts about their ultimate collectability rather than current market interest rates. The amount of such discount will nevertheless generally be treated as “market discount” for U.S. federal income tax purposes, unless it is less than a statutory de minimis amount. Market discount on a debt instrument accrues ratably on a daily basis, unless an election is made to accrue market discount on the basis of the constant yield to maturity of the debt instrument, in each case based generally on the assumption that all future payments on the debt instrument will be made. The Fund has made an election to include accrued market discount in income on a current basis, and accrued market discount for a debt instrument will generally have to be included in income each year as if the debt instrument were assured of ultimately being collected in full.
Similarly, debt instruments that the Fund purchases may have been issued with original issue discount, which discount might reflect doubt as to whether the entire principal amount of such debt instruments will ultimately prove to be collectible. The Fund will be required to report such original issue discount based on a constant yield method and income will be accrued and be currently taxable based on the assumption that all future projected payments due on such debt instruments will be made. Investing in instruments with original issue discount (including pay-in-kind instruments) is not a principal investment strategy of the Fund.
Finally, in the event that any debt instruments acquired by the Fund are delinquent as to mandatory principal and interest payments, or in the event payments with respect to a particular debt instrument are not made when due, the Fund may nonetheless be required to continue to recognize the unpaid interest as taxable income as it accrues, despite doubt as to its ultimate collectability.
Status as Regulated Investment Company
. As described under the heading “Certain United States Federal Income Tax Considerations,” the Fund must satisfy, among other requirements, an asset diversification test in order to qualify as a regulated investment company under Subchapter M of the Code. Under that test, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than

25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.
If the Fund fails to satisfy as of the close of any quarter the asset diversification test referred to in the preceding paragraph, it will have 30 days to cure the failure by, for example, selling securities that are the source of the violation. Other cure provisions are available in the Code for a failure to satisfy the asset diversification test, but any such cure provision may involve the payment of a penalty excise tax. If the Fund fails to cure an asset diversification violation, it may lose its status as a regulated investment company under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Common Stockholders. In addition, all distributions (including distributions of net capital gain) would be taxed to the Fund’s Common Stockholders as ordinary dividend income to the extent of the Fund’s current or accumulated earnings and profits. Accordingly, disqualification as a regulated investment company could have a material adverse effect on the value of the Fund’s Common Stock and the amount of Fund distributions.
Risks Associated with the Fund’s Ability To Satisfy Regulated Investment Company Distribution Requirements
. The Fund generally must distribute annually at least 90% of its taxable income, excluding any net capital gain, in order to maintain its treatment as a regulated investment company for U.S. federal income tax purposes. To the extent that the Fund satisfies this distribution requirement, but distributes less than 100% of its taxable income, including any net capital gain, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income. In addition, the Fund will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes to its Common Stockholders in a calendar year is less than a minimum amount specified under U.S. federal income tax laws. The Fund intends to make distributions to its Common Stockholders to comply with the requirements of the Code and to avoid paying U.S. federal income taxes and, if practicable, excise taxes, on undistributed taxable income.
However, due to each of the potential timing differences between income recognition or expense deduction and cash receipts or disbursements, there is a significant risk that the Fund may have substantial taxable income in excess of cash available for distribution. To satisfy its distribution requirements, the Fund may sell securities that it would not otherwise desire to sell, borrow on unfavorable terms or distribute amounts that would otherwise be invested in future acquisitions, capital expenditures or repayment of debt. In addition, the Fund may make distributions in its Common Stock to satisfy the distribution requirements necessary to maintain the Fund’s treatment as a regulated investment company for U.S. federal income tax purposes and to avoid U.S. federal income and excise taxes, but no assurances can be given in this regard.
Despite undertaking the efforts mentioned in the previous paragraph, the Fund may not be able to distribute the amounts necessary to satisfy the distribution requirements necessary to maintain its treatment as a regulated investment company for U.S. federal income tax purposes and to avoid U.S. federal income and excise taxes. If the Fund were unable to satisfy the 90% distribution requirement or otherwise were to fail to qualify as a regulated investment company in any year, material adverse tax consequences would result to investors. The Fund would be taxed in the same manner as an ordinary corporation and distributions to the Fund’s Common Stockholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.
Cash/Stock Dividend Risks
. The Fund may distribute taxable dividends that are payable in cash and Common Stock at the election of each Common Stockholder. Under Internal Revenue Service (“IRS”) Revenue
Procedure 2017-45, up
to 80% of the aggregate of any such taxable dividends could be payable in the Fund’s Common Stock with the 20% or greater balance paid in cash. Common Stockholders receiving such dividends will be required to include the full amount of the dividend as taxable income to the extent of the Fund’s current or accumulated earnings and profits for U.S. federal income tax purposes. As a result, Common Stockholders may be required to pay U.S. federal income taxes with respect to such dividends in excess of the cash dividends received. If a Common Stockholder sells the Common Stock that it receives as a dividend in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the dividend, depending on the market price of the Fund’s Common Stock at the time of the sale. Furthermore, with respect to non-U.S. Common
Stockholders, the Fund may be required to withhold U.S. tax with respect to such dividends, including in respect of all or a portion of such dividend that is payable in Common Stock. In addition, if a significant number of the Fund’s Common Stockholders determine to sell shares of the Fund’s Common Stock in order to pay taxes owed on dividends, it may put downward pressure on the trading price of the Fund’s Common Stock. It is unclear whether and to what extent the Fund will be able to pay taxable dividends in cash and Common Stock (whether pursuant to Revenue
Procedure 2017-45 or
otherwise).
Operational Risk
The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its Common Stockholders could be negatively impacted as a result.
Managed Distribution Risk
Under a managed distribution policy, the Fund would intend to make monthly distributions to Common Stockholders at a fixed rate per share of Common Stock or a fixed percentage of net asset value that may include periodic distributions of long-term capital gains. Under a managed distribution policy, if, for any monthly distribution, ordinary income (that is, net investment income and any net short-term capital gain) and net realized capital gains were less than the amount of the distribution, the difference would be distributed from the Fund’s previously accumulated earnings and profits or cash generated from the sale of Fund assets. If, for any fiscal year, the total distributions exceeded ordinary income and net realized capital gains (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the Fund would not eventually realize capital gains in an amount corresponding to a distribution of the Excess. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. If the Fund were to issue senior securities and not be in compliance with the asset coverage requirements of the 1940 Act, the Fund would be required to suspend the managed distribution policy. Pursuant to the requirements of the 1940 Act and other applicable laws, a notice will accompany each monthly distribution disclosing the sources of the distribution.
Cybersecurity Risk
Like other funds and business enterprises, the Fund, the Manager, Western Asset, Western Asset Limited, Western Asset Singapore, the relevant listing exchange and their service providers are subject to the risk of cybersecurity incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private Common Stockholder information) or proprietary information, cause the Fund, the Manager, Western Asset, Western Asset Limited, Western Asset Singapore, the relevant listing exchange and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians,
transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent Fund investors from purchasing, redeeming or exchanging Common Stock, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund. The Fund, the Manager, Western Asset, Western Asset Limited and Western Asset Singapore, have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund, the Manager, Western Asset Limited or Western Asset Singapore. Cybersecurity incidents may result in financial losses to the Fund and its Common Stockholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
Because technology is frequently changing (including the development of artificial intelligence and machine learning), new ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber attacks and exacerbate the risks.

Effects of Leverage [Text Block]
Effects of Leverage
The Fund may borrow up to an aggregate amount of $325,000,000 under the BNYM Credit Agreement. As of December 31, 2025, the Fund had $215,000,000 of borrowings outstanding.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Stock total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.”
The table further reflects the issuance of leverage representing 36% of the Fund’s net assets, net of expenses, the Fund’s currently projected annual interest on its leverage of 4.33%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Common Stock Total Return	(15.19)%	(8.38)%	(1.57)%	5.24%	12.06%

Effects of Leverage [Table Text Block]
The table further reflects the issuance of leverage representing 36% of the Fund’s net assets, net of expenses, the Fund’s currently projected annual interest on its leverage of 4.33%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Common Stock Total Return	(15.19)%	(8.38)%	(1.57)%	5.24%	12.06%

Return at Minus Ten [Percent]		(15.19%)
Return at Minus Five [Percent]		(8.38%)
Return at Zero [Percent]		(1.57%)
Return at Plus Five [Percent]		5.24%
Return at Plus Ten [Percent]		12.06%
Effects of Leverage, Purpose [Text Block]		The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Stock total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.”
Share Price [Table Text Block]

	Quarterly Closing Market Price		Quarterly Closing Net Asset Value Price on Date of Market Price		Quarterly Closing Premium/(Discount) on Date of Market Price
	High	Low	High	Low	High	Low
Fiscal Year 2024
March 31, 2024	$9.61	$8.96	$10.65	$10.29	(9.8)%	(12.9)%
June 30, 2024	$9.60	$8.92	$10.63	$10.37	(9.7)%	(14.0)%
September 30, 2024	$10.18	$9.33	$10.86	$10.31	(6.3)%	(9.5)%
December 31, 2024	$10.31	$9.57	$10.87	$10.60	(5.2)%	(9.7)%
Fiscal Year 2025
March 31, 2025	$10.03	$9.62	$10.79	$10.60	(7.0)%	(9.2)%
June 30, 2025	$10.05	$8.72	$10.70	$10.07	(6.1)%	(13.4)%
September 30, 2025	$10.55	$10.01	$11.04	$10.71	(4.4)%	(6.5)%
December 31, 2025	$10.89	$10.19	$11.29	$11.02	(3.5)%	(7.5)%
Fiscal Year 2026
March 31, 2026	$11.30	$9.62	$11.49	$10.76	(1.7)%	(10.6)%
June 30, 2026	$10.94	$9.87	$11.18	$10.88	(2.1)%	(9.3)%

Source of market prices: NYSE.
(1)
Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”

Lowest Price or Bid			$ 9.87	$ 9.62	10.19	$ 10.01	$ 8.72	$ 9.62	9.57	$ 9.33	$ 8.92	$ 8.96
Highest Price or Bid			10.94	11.3	10.89	10.55	10.05	10.03	10.31	10.18	9.6	9.61
Lowest Price or Bid, NAV			10.88	10.76	11.02	10.71	10.07	10.6	10.6	10.31	10.37	10.29
Highest Price or Bid, NAV			$ 11.18	$ 11.49	$ 11.29	$ 11.04	$ 10.7	$ 10.79	$ 10.87	$ 10.86	$ 10.63	$ 10.65
Highest Price or Bid, Premium (Discount) to NAV [Percent]			(2.10%)	(1.70%)	(3.50%)	(4.40%)	(6.10%)	(7.00%)	(5.20%)	(6.30%)	(9.70%)	(9.80%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(9.30%)	(10.60%)	(7.50%)	(6.50%)	(13.40%)	(9.20%)	(9.70%)	(9.50%)	(14.00%)	(12.90%)
Investment Risk and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Risk and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in the Common Stock represents an indirect investment in the fixed-income securities and other investments owned by the Fund, most of which could be purchased directly. The value of the Fund’s portfolio securities may move up or down, sometimes rapidly and unpredictably. At any point in time, your Common Stock may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Investments in Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Emerging Markets Risk
Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.
The risks of investing in securities in emerging countries include: (i) less social, political and economic stability; (ii) the smaller size of the markets for such securities and lower volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; and (vi) military unrest, war and terrorism.
Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which may be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated at some time in the future. If such confiscation were to occur, the Fund could lose a substantial portion or all of its investments in such countries. The Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
Certain countries in which the Fund may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund’s investment in those countries.
Settlement mechanisms in emerging market securities may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be delays and failures in share registration and delivery. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to the Fund. Furthermore, compensation schemes may be non-existent, limited
or inadequate to meet the Fund’s claims in any of these events.
Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging markets. While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or mitigate its effects, inflation may continue to have significant effects both on emerging market economies and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have occurred in certain countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of foreign exchange earnings.
To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of the Fund to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of such U.S. dollars through those channels and, if available, upon the willingness of those channels to allocate those U.S. dollars to the Fund. The Fund’s ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If the Fund is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, the Fund’s ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid in U.S. dollars. Furthermore, repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries.
Many emerging market countries have little experience with the corporate form of business organization and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context. The Fund may encounter substantial difficulties in obtaining and enforcing judgments against individuals and companies located in certain emerging market countries. It may be difficult or impossible to obtain or enforce legislation or remedies against governments, their agencies and sponsored entities.
Disclosure and regulatory standards in emerging markets in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited.
Trading in the securities of emerging markets presents additional credit and financial risks. The Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of emerging market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular emerging market. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed markets. Currency hedging techniques may not be available or may be limited. The Fund may not be able to reduce or mitigate risks related to trading with emerging market counterparties.
The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund’s portfolio securities in such markets may not be readily available. Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the risks associated with emerging market investing (and the costs associated with hedging transactions) makes it very difficult to hedge effectively against such risks.
The Fund may invest in renminbi-denominated bonds issued in China (“RMB Bonds”). RMB Bonds, including government and corporate bonds, are available in the CIBM to eligible foreign investors through the CIBM Direct Access Program. The program is relatively new and laws, rules, regulations, policies and guidelines relating to the program are untested and subject to change.
The CIBM Direct Access Program, established by the People’s Bank of China, allows eligible foreign institutional investors to conduct trading in the CIBM, subject to other rules and regulations as promulgated by Chinese authorities. Eligible foreign institutional investors who wish to invest directly in the CIBM through the CIBM Direct Access Program may do so through an onshore settlement agent, who would be responsible for making the relevant filings and account opening with the relevant authorities. The Fund is therefore subject to the risk of default or errors on the part of such agent.
Investing in the CIBM will also expose the Fund to renminbi currency risks. The ability to hedge renminbi currency risks may be limited. In addition, given the renminbi is subject to exchange control restrictions, the Fund could be adversely affected by delays in converting other currencies into renminbi and vice versa and at times when there are unfavorable market conditions.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Securities Risk
The risks of investing in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which the Fund’s portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain foreign countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
Unanticipated political or social developments may affect the values of the Fund’s investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.
Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Accounting standards in other countries are also not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the portfolio manager to completely and accurately determine a company’s financial condition. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the U.S. This reduces the amount the Fund can earn on its investments.

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.
Securities of some foreign companies have lower liquidity, and their prices are more volatile, than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold resulting in increased exposure of the Fund to market and foreign exchange fluctuations brought about by such delays, and to the corresponding negative impact on Fund liquidity.

Foreign Currency Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risks
The U.S. dollar value of investments denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which the Fund’s investments are denominated relative to the U.S. dollar will affect the Fund’s net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country’s economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Fund’s securities are quoted may reduce the Fund’s net asset value per share.

Foreign Currency Instruments and Hedging Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Instruments and Hedging Strategies
The Fund may use Currency Instruments in order to seek to hedge against movements in the values of the foreign currencies in which the Fund’s securities are denominated or in order to seek to enhance the Fund’s return or yield. The Fund may also use such investments in order to seek to establish a short position or to obtain exposure to a market that would be more costly or difficult to access with other types of investments, such as bonds or currency. The Fund may also engage in foreign currency transactions on a spot (cash) basis at the rate prevailing in the currency exchange market at the time of the transaction. The Fund may determine not to hedge, and the Fund may be completely unhedged at any point in time. In cases when a particular currency is difficult to hedge or difficult to hedge against the U.S. dollar, the Fund may seek to hedge against price movements in that currency by entering into transactions using Currency Instruments on another currency or a basket of currencies, the value of which the portfolio manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Currency Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.
In addition to the risks found under “Derivatives – Risks of Derivatives Generally,” Currency Instruments are subject to the following risks:
The value of Currency Instruments depends on the value of the underlying foreign currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the Fund’s use of such Currency Instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions
where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market.
To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the U.S. markets for the Currency Instruments until they reopen.
Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Forward Currency Contracts
The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another currency at a future date and at a price set by the parties to the forward currency contract. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers (such as the Fund).
The Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire (a long hedge). The Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency (a short hedge). A “position hedge” is when the Fund owns a security denominated in, for example, euros and to protect against a possible decline in the euro’s value, the Fund enters into a forward currency contract to sell euros in return for U.S. dollars. A “position hedge” tends to offset both positive and negative currency fluctuations but would not offset changes in security values caused by other factors. A “proxy hedge” is when the Fund owns a security denominated in, for example, euros and to protect against a possible decline in the euro’s value, the Fund enters into a forward currency contract to sell a currency expected to perform similarly to the euro in return for U.S. dollars. A “proxy hedge” could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a position hedge to the extent the proxy currency does not perform similarly to the targeted currency. The Fund could, in fact, lose money on both legs of the hedge, i.e., between the euro and proxy currency, and between the proxy currency and the dollar. The Fund also may use forward currency contracts to attempt to enhance return or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that the portfolio manager believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund’s portfolio manager believes that the U.S. dollar will increase in value relative to the euro, the Fund could write a forward contract to buy U.S. dollars in three months at the current price in order to sell those U.S. dollars for a profit if the U.S. dollar does in fact appreciate in value relative to the euro. The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.
The precise matching of forward currency contract amounts, and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund may need to purchase or sell foreign currencies in the spot (i.e., cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Successful use of forward currency contracts depends on the portfolio manager’s skill in analyzing and predicting currency values, among other factors. Forward currency contracts may substantially change the Fund’s exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the portfolio manager anticipates. There is no assurance that the portfolio manager’s use of forward currency contracts will be advantageous to the Fund or that the portfolio manager will hedge at an appropriate time.
The consummation of a deliverable foreign exchange forward requires the actual exchange of the principal amounts of the two currencies in the contract (i.e., settlement on a physical basis). Forward currency contracts in which the Fund may engage also include non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and
that may be thinly traded or illiquid. NDFs involve an obligation to pay an amount equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate, with respect to an agreed notional amount. NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions, including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.
Under the Dodd-Frank Act, NDFs are classified as “swaps” and are therefore subject to the full panoply of CFTC swap regulations under the Dodd-Frank Act. Although NDFs have historically been traded OTC, in the future, pursuant to the Dodd-Frank Act, they may be subject to mandatory clearing. For more information on central clearing and trading of cleared swaps, see “Swaps”
below. Non-centrally-cleared NDFs
are subject to mandatory minimum margin requirements for uncleared swaps. Deliverable foreign exchange forwards that solely involve the exchange of two different currencies on a specific future date at a fixed rate agreed upon by the parties are not considered “swaps” and accordingly are not subject to many of the regulations that apply to NDFs.

Eurodollar or Yankee Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Eurodollar or Yankee Obligations
Eurodollar bank obligations are U.S. dollar denominated debt obligations issued outside the U.S. capital markets by non-U.S. branches of U.S. banks and by non-U.S. banks. Yankee obligations are U.S. dollar denominated obligations issued in the U.S. capital markets by non-U.S. issuers. Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a non-U.S. government might prevent U.S. dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a non-U.S. country; the extent and quality of government regulation of financial markets and institutions; the imposition of non-U.S. withholding taxes; and expropriation or nationalization of non-U.S. issuers.

Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Risk
The Fund invests in non-U.S. government, or sovereign, debt securities. Non-U.S. government, or sovereign, debt securities involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation, and the Fund may be unable to enforce its rights against the issuers. Sovereign debt risk is increased for emerging market issuers.

Currency Devaluations and Fluctuations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Devaluations and Fluctuations
The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The Fund may be unable or may choose not to hedge its foreign currency exposure.

Financial Information and Standards [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Information and Standards
Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information may be publicly available about issuers in emerging market countries than is available about U.S. issuers.

Economic and Political Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Economic and Political Risks
The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.
With respect to any emerging market country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund’s investments in those countries.

Investment Controls; Repatriation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Controls; Repatriation
Foreign investment in certain emerging market issuers is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.
Emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any approvals on investments. Investing in local markets in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

Market Illiquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Illiquidity
No established secondary markets may exist for many of the emerging market issuer securities in which the Fund may invest. Markets may become illiquid quickly. Reduced secondary market liquidity may have an adverse effect on market price and the Fund’s ability to dispose of particular instruments when necessary to meet its liquidity requirements or in response to specific e con
omic events such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain emerging market issuer securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Market quotations are generally available on many emerging market issuer securities only from a limited number of dealers and may not necessarily represent firm bids of those dealers or prices for actual sales.

Fixed-Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed-Income Securities Risk
In addition to the risks described elsewhere in this section with respect to valuations and liquidity, fixed-income securities, including high-yield securities, are also subject to certain risks, including:
Issuer Risk. The value of fixed-income securities may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Default Risk. Investments in fixed-income securities are subject to the risk that the issuer of the security could default on its obligations, causing a fund to sustain losses on those investments. A default could impact both interest and principal payments. High-yield fixed-income securities (commonly known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal.
The market values of medium and lower rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher rated securities because medium and lower rated securities generally are unsecured and subordinated to senior debt.
Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in the Common Stock. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.
Interest Rate Risk. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the market price of fixed-income securities generally rises. Conversely, during periods of rising interest rates, the market price of such securities generally declines. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer maturities. Fluctuations in the market price of the Fund’s securities will not affect interest income derived from securities already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may utilize certain strategies, including investments in structured notes or interest rate swap or cap transactions, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful.
Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.
In a rising interest rate environment, there is a risk that the Fund’s floating rate securities will be unable to pay escalating interest amounts, which could result in a default. Rising interest rates could also cause a shift to cash from other productive uses to the payment of interest, which may have a material adverse effect on operations and could, over time, lead to increased defaults on our investments in such securities. In addition, increasing payment obligations under floating rate obligations may cause borrowers to refinance or otherwise repay our obligations earlier than they otherwise would, requiring us to incur management time and expense to re-deploy
such proceeds, including on terms that may not be as favorable as our existing obligation. In addition, rising interest rates may increase pressure on the Fund to invest in fixed rate securities, which could adversely affect our performance.
Fluctuations in the market price of the Fund’s securities will not affect interest income derived from securities already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may utilize certain strategies, including investments in structured notes or interest rate swap or cap transactions, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful.
Prepayment Risk.
During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in lower yielding securities, which may result in a decline in the Fund’s income and distributions to Common Stockholders. This is known as prepayment or “call” risk. Debt securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met. An issuer may choose to redeem a debt security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer.
Reinvestment Risk.
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s Common Stock price or its overall return.
Credit Risk.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or its credit is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities are more likely to suffer a credit loss than non-subordinated
securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
The Fund may invest in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Liquidity risk exists when particular investments are difficult to sell. Securities may become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments in order to segregate assets or for other cash needs, the Fund may suffer a loss.

Duration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Duration Risk
The duration of a fixed-income security is a measure of the portfolio’s sensitivity to changes in interest rates. Prices of fixed-income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Holding long duration investments may expose the Fund to certain magnified risks. These include interest rate risk, credit risk and liquidity risk, as discussed above.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Manager and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Rated and Unrated Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rated and Unrated Securities
At any one time, substantially all of the Fund’s managed assets may be invested in instruments that are low rated or unrated. Debt securities of emerging market issuers may be considered to have a credit quality rated below investment grade by internationally recognized credit rating organizations such as Moody’s and S&P. Non-investment grade securities (that is, rated Ba1 or lower by Moody’s or BB+ or lower by S&P) are commonly referred to as “junk bonds” and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of the emerging market issuer securities held by the Fund, which may not be paying interest currently or may be in payment default, may be comparable to securities rated as low as C by Moody’s or CCC or lower by S&P. These securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or to be in default or not current in the payment of interest or principal.
Low rated and unrated debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Low rated and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of low rated and unrated instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of low rated and unrated securities especially in a market characterized by a low volume of trading.

Below Investment Grade Securities (High-Yield) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade Securities (High-Yield) Risk
The Fund may invest in high-yield debt securities. High yield debt securities are generally subject to greater credit risks than higher-grade debt securities, including the risk of default on the payment of interest or principal. High yield debt securities are considered speculative, typically have lower liquidity and are more difficult to value than higher grade bonds. High yield debt securities tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Investment in Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment in Loans Risk
Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, credit risk and interest rate risk, which are discussed above, and prepayment risk and extension risk, which are discussed below. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. This means loans are often subject to significant credit risks, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. This risk of default will increase in the event of an economic downturn or a substantial increase in interest rates (which will increase the cost of the borrower’s debt service). Transactions in loans may settle on a delayed basis. As a result, the proceeds from the sale of a loan may not be available to make additional investments. The Fund considers “junior loans” to be loans that have a junior position in an issuer’s capital structure. Because junior loans are unsecured and subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. There are no limitations on the Fund’s investments in junior loans. Bank loans may not be considered securities and therefore, the Fund may not have the protections afforded by U.S. federal securities laws with respect to such investments.

Smaller Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Smaller Company Risk
The general risks associated with income-producing securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

U.S. Government Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Debt Securities Risk
Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association, this guarantee does not apply to losses resulting from declines in the market value of these securities.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Fund may utilize a variety of derivative instruments such as options, floors, caps and collars, futures contracts, forward contracts, options on futures contracts and indexed securities. Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to Common Stockholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Credit default swap contracts involve heightened risks and may result in losses to the Fund. Credit default swaps may be illiquid and difficult to value. When the Fund sells credit protection via a credit default swap, credit risk increases since the Fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

The Fund operates under Rule
18f-4
under the 1940 Act which, among other things, governs the use of derivative investments and cert ain
financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4
requires funds that invest in derivative instruments beyond a specified limited amount to apply a VaR based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. Compliance with Rule
18f-4
by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule
18f-4
may limit the Fund’s ability to use derivatives as part of its investment strategy.

Preferred Securities and Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities and Related Risks
There are two basic types of preferred securities: traditional and hybrid-preferred securities. Traditional preferred securities consist of preferred stock issued by an entity taxable as a corporation. Preferred stocks, which may offer fixed or floating rate dividends, are perpetual instruments and considered equity securities. Preferred stocks are subordinated to debt instruments in a company’s capital structure, in terms of priority to corporate income and claim to corporate assets, and therefore will be subject to greater credit risk than debt instruments. Alternatively, hybrid-preferred securities may be issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.
Traditional preferred securities pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of trustees. Income payments on preferred securities may be cumulative, causing dividends and distributions to accumulate even if not declared by the board of trustees or otherwise made payable. In such a case, all accumulated dividends must be paid before any dividend on the common stock can be paid. However, many traditional preferred stocks are non-cumulative, in which case dividends do not accumulate and need not ever be paid. There is no assurance that dividends or distributions on the traditional preferred securities in which the Fund invests will be declared or otherwise made payable. Preferred securities may also contain provisions under which payments must be stopped (i.e., stoppage is compulsory, not discretionary). The conditions under which this occurs may relate to, for instance, capitalization levels. Hence, if a company incurs significant losses that deplete retained earnings automatic payment stoppage could occur. In some cases the terms of the preferred securities provide that the issuer would be obligated to attempt to issue common stock to raise funds for the purpose of making the preferred payments. However, there is no guarantee that the issuer would be successful in placing common stock.
Preferred stockholders usually have no right to vote for corporate trustees or on other matters. Shares of traditional preferred securities have a liquidation preference that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by, among other factors, favorable and unfavorable changes impacting the issuer or industries in which they operate, movements in interest rates and inflation, and the broader economic and credit environments, and by actual and anticipated changes in tax laws, such as changes in corporate and individual income tax rates. Because the claim on an issuer’s earnings represented by traditional preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher rate-paying fixed rate preferred securities may be reduced, and the Fund may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.
Hybrid-preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, hybrid-preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the maximum deferral period is five years. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the hybrid preferred securities have not been made), these hybrid-preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Hybrid-preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. Hybrid-preferred securities include, but are not limited to, trust preferred securities (TRUPS
®
); enhanced trust preferred securities (Enhanced TRUPS
®
); trust-originated preferred securities (TOPrS
®
); monthly-income preferred securities (MIPS
®
); quarterly-income bond securities (QUIBS
®
); quarterly-income debt securities (QUIDS
®
); quarterly-income preferred securities (QUIPSSM); corporate trust securities (CorTS
®
); public income notes (PINES
®
); and other hybrid-preferred securities. Hybrid-preferred securities are typically issued with a final maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.
Many hybrid-preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), and the operating company deducts for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for U.S. federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the hybrid-preferred securities are generally treated as interest rather than dividends for U.S. federal income tax purposes and, as such, are not eligible for the dividends received deduction for corporate taxpayers or the reduced rates of tax that apply to qualified dividend income for non-corporate
taxpayers. The trust or special purpose entity in turn is a holder of the operating company’s debt and has priority with respect to the operating company’s earnings and profits over the operating company’s common stockholders, but is typically subordinated to other classes of the operating company’s debt. Typically a preferred security has a credit rating that is lower than that of its corresponding operating company’s senior debt securities.
Within the category of hybrid-preferred securities are senior debt instruments that trade in the broader preferred securities market. These debt instruments, which are sources of long-term capital for the issuers, have structural features similar to other preferred securities such as maturities ranging from 30 years to perpetuity, call features, quarterly payments, exchange listings and the inclusion of accrued interest in the trading price. Preferred securities may be subject to changes in regulations and there can be no assurance that the current regulatory treatment of preferred securities will continue.
Convertible securities are fixed income securities (usually debt or preferred stock) that may be converted or exchanged for a prescribed amount of common shares or other equity securities of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common shares of the same or similar issuers, but lower than the yield of nonconvertible debt. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities are usually subordinated to comparable nonconvertible debt or preferred stock, but rank senior to common shares in a corporation’s capital structure.
The value of a convertible security is generally related to (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and/or (2) its worth, at market value, if converted or exchanged into the underlying common shares. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the ultimate conversion or exchange value.
Convertible securities are subject both to the stock market risk associated with equity securities and to the credit and interest rate risks associated with fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features. Investments in convertible securities generally entail less risk than investments in common shares of the same issuer.

Interest Rate Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Transactions Risk
The Fund may enter into a swap or cap transaction to attempt to protect itself from increasing interest expenses on borrowings resulting from increasing short-term interest rates or dividend expenses on any preferred stock. A decline in interest rates may result in a decline in net amounts receivable by the Fund from the counterparty under the swap or cap (or an increase in the net amounts payable by the Fund to the counterparty under the swap), which may result in a decline in the net asset value of the Fund.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. The valuation of the Fund’s investments involves subjective judgment.

Risks of Warrants and Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Warrants and Rights
Warrants and rights are subject to the same market risks as stocks, but may be more volatile in price. Warrants and rights do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in the assets of the issuer. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying security and a warrant or right ceases to have value if it is not exercised prior to its expiration date. The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrants’ or rights’ expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the price of the underlying security.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s Common Stock and distributions on the Fund’s Common Stock can decline. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

When-Issued and Delayed-Delivery Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued and Delayed-Delivery Transactions Risk
The Fund may purchase fixed-income securities on a when-issued basis, and may purchase or sell those securities for delayed delivery. When-issued and delayed-delivery transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure an advantageous yield or price. Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Fund will not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected. Ongoing armed conflicts in Europe and the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain fund investments as well as fund performance and liquidity. For example, following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Further, recent escalations of conflict in the Middle East could lead to disruptions in local, regional, national and global markets and economies for an unknown period of time and, therefore, could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to issuers in the relevant countries or nearby geographic areas. The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has recently enacted and proposed to enact significant new tariffs and President Trump has directed various federal agencies to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S.
Additionally, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Middle Eastern Conflicts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Middle Eastern Conflicts
Following the attack by Hamas on October 7, 2023, Israel and Hamas have been engaged in military conflict. Though a ceasefire commenced on January 19, 2025, Israel and Hamas remain in conflict and rapidly evolving measures in response thereto have had a negative impact on the economy and business activity globally (including in countries in which the Fund may invest). Further, the future course of the conflict (including the extent to which any ceasefire continues to be in force) and its future impact on global economic and market conditions (including, for example, oil prices) are impossible to predict, and, as a result, present material uncertainty and risk with respect to the Fund and the performance of its investments and operations, and the ability of the Fund to achieve its investment objectives. For example, armed conflict may resume, expand and ultimately more actively involve the U.S., Lebanon (and/or Hezbollah), Syria, Iran and/or other countries or terrorist organizations, any of which may exacerbate the risks described above. The conflict and continuing uncertainty could adversely affect the performance of the Fund and investments. This may particularly be the case to the extent that any portfolio company, service providers, vendor or other counterparties of the Fund have material operations or assets in the Middle East, or the immediate surrounding areas. On February 28, 2026, the United States and Israel launched a major assault on Iran with the stated aim of toppling the regime in Tehran, triggering regional Iranian retaliation across the Gulf, including attacks against targets in Qatar, the United Arab Emirates (UAE), Kuwait, Bahrain and Saudi Arabia. Additional escalation in this conflict may have a material adverse impact on the Fund, its Portfolio Funds and portfolio companies and the market generally, including as a result of intense regional and global military and/or economic retaliation, major maritime disruptions in the Strait of Hormuz, and large-scale cyber warfare.
More generally, the rapid and uncertain development of the current conflicts, and the varying involvement of the U.S., the United Kingdom, the European Union and other countries presents material uncertainty and risk with respect to the impact on global economic and market conditions and therefore to the Fund and the performance of investments or operations, and the ability of the Fund to achieve its investment objectives. Additionally, to the extent that any third parties, investors, or related customer bases have material operations or assets in the affected regions, the ongoing conflict may present actual risks and result in adverse consequences with respect to their dealings and/or obligations with respect to the Fund and/or any investments. The global response and repercussions arising out of both conflicts is ever-changing and the ramifications on markets, business activity and the global economy more generally are not yet capable of being fully identified or understood.

Terrorist Activities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Terrorist Activities Risk
U.S. activities in Iran, Iraq, Afghanistan, and Syria, for example, and terrorist attacks of unprecedented scope have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action have led to and will likely lead to increased volatility in prices for commodities and could affect the Fund’s financial results. Further, the United States government has issued public warnings indicating that energy assets might be a specific target of terrorist organizations.

Europe – Recent Events [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Europe – Recent Events
A number of countries in Europe have experienced severe economic and financial difficulties.
Many non-governmental issuers,
and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside of Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences.
Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.
In addition, the United Kingdom formally left the European Union on January 31, 2020 (commonly known as “Brexit”), subject to a transition period that ended on December 31, 2020. Following the transition period, the United Kingdom and the European Union entered into a trade and cooperation agreement to govern the future relationship between the parties, which was provisionally applied as of January 1, 2021 and entered into force on May 1, 2021 following ratification by the European Union. Since Brexit, global financial markets have experienced significant volatility due to the uncertainty around Brexit. There will likely continue to be considerable uncertainty as to the longer-term economic, legal, political and social framework to be put in place between the United Kingdom and the European Union, in particular as to the arrangements which will apply to its relationships with the European Union and with other countries. This process and/or the uncertainty associated with it may adversely affect the return on investments economically tied to the United Kingdom. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa.
The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Legislative and Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legislative and Regulatory Risk
Prices for high-yield securities may be affected by legislative and regulatory developments which could adversely affect the Fund’s net asset value and investment practices, the secondary market for high-yield securities, the financial condition of issuers of these securities and the value of outstanding high-yield securities. These risks generally are higher than issuers in emerging market countries.

Credit Crisis Liquidity and Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Crisis Liquidity and Volatility Risk
The markets for credit instruments, including fixed-income securities, have experienced periods of extreme illiquidity and volatility. General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which in turn have also resulted in significant valuation uncertainties in a variety of debt securities, including certain fixed-income securities. These conditions resulted, and in many cases continue to result in greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value. During times of reduced market liquidity, the Fund may not be able to sell securities readily at prices reflecting the values at which the securities are carried on the Fund’s books. Sales of large blocks of securities by market participants, such as the Fund, that are seeking liquidity can further reduce security prices in an illiquid market. These market conditions may make valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or decreases in its holdings. Illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates on the Common Stock.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate may result in increased transaction costs for the Fund in the form of increased dealer spreads and other transactional costs, which may have an adverse impact on the Fund’s performance. In addition, high portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Stockholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Fund’s Common Stockholders. The portfolio turnover rate of the Fund will vary from year to year, as well as within a given year.

Temporary Defensive Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Temporary Defensive Strategies Risk
When Western Asset anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in obligations of the U.S. government, its agencies or instrumentalities; other investment grade debt securities; investment grade commercial paper; certificates of deposit and bankers’ acceptances; repurchase agreements with respect to any of the foregoing investments or any other fixed-income securities that Western Asset considers consistent with this strategy. To the extent that the Fund invests defensively, it may not achieve its investment objectives.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk
The Fund may invest up to 20% of its managed assets in all types of equity securities. The stock markets are volatile and the market prices of the Fund’s equity securities may decline generally. Equity securities may have greater price volatility than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. If the Fund holds equity securities in a company that becomes insolvent, the Fund’s interests in the company will be subordinated to the interests of debtholders and general creditors of the company, and the Fund may lose its entire investment.

Market Price Discount from Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Price Discount from Net Asset Value Risk
Shares of
closed-end
investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities and may be a greater risk to investors expecting to sell their Common Stock in a relatively short period. Whether investors will realize gains or losses upon the sale of Common Stock will depend not upon the Fund’s net asset value but upon whether the market price of Common Stock at the time of sale is above or below the investor’s purchase price for Common Stock. Because the market price of Common Stock will be determined by factors such as relative supply of and demand for Common Stock in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Stock will trade at, above or below net asset value. The Common Stock is designed primarily for long-term investors and you should not view the Fund as a vehicle for trading purposes.

Anti-Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions Risk
The Charter and Bylaws include provisions that are designed to limit the ability of other entities or persons to acquire control of the Fund for short-term objectives, including by converting the Fund to open-end
status or changing the composition of the Board, that may be detrimental to the Fund’s ability to achieve its primary investment objective of seeking high current income. The Bylaws also contain a provision providing that the Fund is subject to the provisions of the Maryland Control Share Acquisition Act (“MCSAA”). There can be no assurance, however, that such provisions will be sufficient to deter professional arbitrageurs that seek to cause the Fund to take actions that may not be consistent with its investment objective or aligned with the interests of long-term Common Stockholders, such as liquidating debt investments prior to maturity, triggering taxable events for Common Stockholders and decreasing the size of the Fund. Such provisions may limit the ability of Common Stockholders to sell their Common Stock at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.
In determining to opt in to the MCSAA, the Board of Directors considered its fiduciary obligations to the Fund. In particular, the Board of Directors considered whether the interests of a short-term professional investor seeking to arbitrage the Fund’s market price would be consistent with the interests of Common Stockholders that invested in the Fund due to its investment objective of seeking high current income. In order to seek to allow the Fund to achieve its investment objective for those long-term Common Stockholders, the Board of Directors determined that it would be in the best interests of the Fund to opt in to the MCSAA. In making this decision, the Board of Directors considered a decision in the U.S. District Court for the District of Maryland, which had the effect of allowing a closed-end
fund organized in Maryland to remain opted in to the MCSAA notwithstanding a counterclaim alleging that the fund’s decision to opt in to the MCSAA violated Section 18(i) of the 1940 Act. A decision by the U.S. District Court for the Southern District of New York, however, held that certain funds that opted into the MCSAA violated Section 18(i) of the 1940 Act and that shareholders could sue to void these opt-ins
under Section 47(b) of the 1940 Act. The decision has been affirmed by the U.S. Court of Appeals for the Second Circuit. These decisions are incompatible with the prior decision in Maryland federal court that allowed a registered closed-end
fund organized as a Maryland corporation to remain opted into the MCSAA, resulting in a circuit split on the issue. There is a risk that a court could follow the reasoning of the New York federal court, as opposed to the decision of the Maryland federal court, when determining whether a closed-end
fund organized in Maryland can opt in to the MCSAA. Additionally, on December 10, 2025, the United States Supreme Court heard oral arguments related to whether Section 47(b) of the 1940 Act creates a private right of action to seek rescission of the performance of allegedly unlawful fund contracts. The United States Supreme Court has not yet heard a case as it relates to the Section 18(i) analysis.

Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk
The Manager, Western Asset, Western Asset Limited, Western Asset Singapore and the Fund’s investment professionals have interests which may conflict with the interests of the Fund. In particular, the Manager, Western Asset, Western Asset Limited and Western Asset Singapore also manage other closed-end
funds listed on the NYSE that have investment objectives and investment strategies that are substantially similar to the Fund. Further, the Manager, Western Asset, Western Asset Limited and Western Asset Singapore may at some time in the future manage and/or advise other investment funds or accounts with the same investment objective and strategies as the Fund. As a result, the Manager, Western Asset, Western Asset Limited, Western Asset Singapore and the Fund’s investment professionals may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Manager, Western Asset, Western Asset Limited, Western Asset Singapore and the Fund’s investment professionals may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. At times, an investment professional may determine that an investment opportunity may be appropriate for only some accounts for which he or she exercises investment responsibility, or may decide that certain accounts should take differing positions with respect to a particular security. In these cases, the investment professional may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, an investment professional may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks
To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, among other things, the Fund must derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy certain distribution and asset diversification requirements. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to Common Stockholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits.
Risk of Taxable Income in Excess of Economic Income. The Fund may acquire debt instruments in the secondary market for less than their stated redemption price at maturity (or, in the case of a debt instrument issued with original issue discount, its revised issue price). The discount at which such debt instruments are acquired may reflect doubts about their ultimate collectability rather than current market interest rates. The amount of such discount will nevertheless generally be treated as “market discount” for U.S. federal income tax purposes, unless it is less than a statutory de minimis amount. Market discount on a debt instrument accrues ratably on a daily basis, unless an election is made to accrue market discount on the basis of the constant yield to maturity of the debt instrument, in each case based generally on the assumption that all future payments on the debt instrument will be made. The Fund has made an election to include accrued market discount in income on a current basis, and accrued market discount for a debt instrument will generally have to be included in income each year as if the debt instrument were assured of ultimately being collected in full.
Similarly, debt instruments that the Fund purchases may have been issued with original issue discount, which discount might reflect doubt as to whether the entire principal amount of such debt instruments will ultimately prove to be collectible. The Fund will be required to report such original issue discount based on a constant yield method and income will be accrued and be currently taxable based on the assumption that all future projected payments due on such debt instruments will be made. Investing in instruments with original issue discount (including pay-in-kind instruments) is not a principal investment strategy of the Fund.
Finally, in the event that any debt instruments acquired by the Fund are delinquent as to mandatory principal and interest payments, or in the event payments with respect to a particular debt instrument are not made when due, the Fund may nonetheless be required to continue to recognize the unpaid interest as taxable income as it accrues, despite doubt as to its ultimate collectability.
Status as Regulated Investment Company
. As described under the heading “Certain United States Federal Income Tax Considerations,” the Fund must satisfy, among other requirements, an asset diversification test in order to qualify as a regulated investment company under Subchapter M of the Code. Under that test, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than

25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.
If the Fund fails to satisfy as of the close of any quarter the asset diversification test referred to in the preceding paragraph, it will have 30 days to cure the failure by, for example, selling securities that are the source of the violation. Other cure provisions are available in the Code for a failure to satisfy the asset diversification test, but any such cure provision may involve the payment of a penalty excise tax. If the Fund fails to cure an asset diversification violation, it may lose its status as a regulated investment company under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Common Stockholders. In addition, all distributions (including distributions of net capital gain) would be taxed to the Fund’s Common Stockholders as ordinary dividend income to the extent of the Fund’s current or accumulated earnings and profits. Accordingly, disqualification as a regulated investment company could have a material adverse effect on the value of the Fund’s Common Stock and the amount of Fund distributions.
Risks Associated with the Fund’s Ability To Satisfy Regulated Investment Company Distribution Requirements
. The Fund generally must distribute annually at least 90% of its taxable income, excluding any net capital gain, in order to maintain its treatment as a regulated investment company for U.S. federal income tax purposes. To the extent that the Fund satisfies this distribution requirement, but distributes less than 100% of its taxable income, including any net capital gain, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income. In addition, the Fund will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes to its Common Stockholders in a calendar year is less than a minimum amount specified under U.S. federal income tax laws. The Fund intends to make distributions to its Common Stockholders to comply with the requirements of the Code and to avoid paying U.S. federal income taxes and, if practicable, excise taxes, on undistributed taxable income.
However, due to each of the potential timing differences between income recognition or expense deduction and cash receipts or disbursements, there is a significant risk that the Fund may have substantial taxable income in excess of cash available for distribution. To satisfy its distribution requirements, the Fund may sell securities that it would not otherwise desire to sell, borrow on unfavorable terms or distribute amounts that would otherwise be invested in future acquisitions, capital expenditures or repayment of debt. In addition, the Fund may make distributions in its Common Stock to satisfy the distribution requirements necessary to maintain the Fund’s treatment as a regulated investment company for U.S. federal income tax purposes and to avoid U.S. federal income and excise taxes, but no assurances can be given in this regard.
Despite undertaking the efforts mentioned in the previous paragraph, the Fund may not be able to distribute the amounts necessary to satisfy the distribution requirements necessary to maintain its treatment as a regulated investment company for U.S. federal income tax purposes and to avoid U.S. federal income and excise taxes. If the Fund were unable to satisfy the 90% distribution requirement or otherwise were to fail to qualify as a regulated investment company in any year, material adverse tax consequences would result to investors. The Fund would be taxed in the same manner as an ordinary corporation and distributions to the Fund’s Common Stockholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.
Cash/Stock Dividend Risks
. The Fund may distribute taxable dividends that are payable in cash and Common Stock at the election of each Common Stockholder. Under Internal Revenue Service (“IRS”) Revenue
Procedure 2017-45, up
to 80% of the aggregate of any such taxable dividends could be payable in the Fund’s Common Stock with the 20% or greater balance paid in cash. Common Stockholders receiving such dividends will be required to include the full amount of the dividend as taxable income to the extent of the Fund’s current or accumulated earnings and profits for U.S. federal income tax purposes. As a result, Common Stockholders may be required to pay U.S. federal income taxes with respect to such dividends in excess of the cash dividends received. If a Common Stockholder sells the Common Stock that it receives as a dividend in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the dividend, depending on the market price of the Fund’s Common Stock at the time of the sale. Furthermore, with respect to non-U.S. Common
Stockholders, the Fund may be required to withhold U.S. tax with respect to such dividends, including in respect of all or a portion of such dividend that is payable in Common Stock. In addition, if a significant number of the Fund’s Common Stockholders determine to sell shares of the Fund’s Common Stock in order to pay taxes owed on dividends, it may put downward pressure on the trading price of the Fund’s Common Stock. It is unclear whether and to what extent the Fund will be able to pay taxable dividends in cash and Common Stock (whether pursuant to Revenue
Procedure 2017-45 or
otherwise).

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk
The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its Common Stockholders could be negatively impacted as a result.

Managed Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Managed Distribution Risk
Under a managed distribution policy, the Fund would intend to make monthly distributions to Common Stockholders at a fixed rate per share of Common Stock or a fixed percentage of net asset value that may include periodic distributions of long-term capital gains. Under a managed distribution policy, if, for any monthly distribution, ordinary income (that is, net investment income and any net short-term capital gain) and net realized capital gains were less than the amount of the distribution, the difference would be distributed from the Fund’s previously accumulated earnings and profits or cash generated from the sale of Fund assets. If, for any fiscal year, the total distributions exceeded ordinary income and net realized capital gains (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the Fund would not eventually realize capital gains in an amount corresponding to a distribution of the Excess. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. If the Fund were to issue senior securities and not be in compliance with the asset coverage requirements of the 1940 Act, the Fund would be required to suspend the managed distribution policy. Pursuant to the requirements of the 1940 Act and other applicable laws, a notice will accompany each monthly distribution disclosing the sources of the distribution.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
Like other funds and business enterprises, the Fund, the Manager, Western Asset, Western Asset Limited, Western Asset Singapore, the relevant listing exchange and their service providers are subject to the risk of cybersecurity incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private Common Stockholder information) or proprietary information, cause the Fund, the Manager, Western Asset, Western Asset Limited, Western Asset Singapore, the relevant listing exchange and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians,
transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent Fund investors from purchasing, redeeming or exchanging Common Stock, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund. The Fund, the Manager, Western Asset, Western Asset Limited and Western Asset Singapore, have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund, the Manager, Western Asset Limited or Western Asset Singapore. Cybersecurity incidents may result in financial losses to the Fund and its Common Stockholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
Because technology is frequently changing (including the development of artificial intelligence and machine learning), new ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber attacks and exacerbate the risks.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		One Madison Avenue
Entity Address, Address Line Two		17th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10010
Contact Personnel Name		Franklin Templeton
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to shares of Common Stock
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Dividends [Text Block]		All shares of Common Stock have equal rights with respect to the payment of dividends and the distribution of assets upon liquidation. Common Stock will, when issued, be fully paid and nonassessable, and will have no preemptive or conversion rights or rights to cumulative voting.
Security Voting Rights [Text Block]		Each outstanding share of Common Stock entitles the holder to one vote on all matters submitted to a vote of Common Stockholders, including the election of Directors. Except as provided with respect to any other class or series, the Common Stockholders will possess the exclusive voting power. Each director shall be elected by a majority of the votes entitled to be cast in the election of directors. There is no cumulative voting in the election of Directors, which means that the holders of a majority of the outstanding shares of Common Stock can elect all of the Directors then standing for election, and the holders of the remaining shares of Common Stock will not be able to elect any Directors.
Security Preemptive and Other Rights [Text Block]		The Fund may also issue shares of Common Stock in a rights offering at a price below the then current net asset value so long as certain conditions are met, including: (i) a good faith determination by the Board of Directors that such offering would result in a net benefit to existing Common Stockholders; (ii) the offering fully protects Common Stockholders’ preemptive rights and does not discriminate among Common Stockholders (except for the possible effect of not offering fractional rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by Common Stockholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held. The specific terms of any rights offering conducted by the Fund will be provided in a Prospectus Supplement.

[1]	The sales load will apply only if the securities to which this Prospectus relates are sold to or through underwriters. In such case, a corresponding Prospectus Supplement will disclose the applicable sales load.
[2]	Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to Common Stockholders for participating in the Plan. However, Common Stockholders participating in the Plan that elect to sell their Common Stock obtained pursuant to the Plan would pay $5.00 per transaction to sell Common Stock.
[3]	The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
[4]	The related Prospectus Supplement will disclose the offering price and the total Common Stockholder transaction expenses as a percentage of the offering price.
[5]	The Manager receives an annual fee, payable monthly, in an amount equal to 0.85% of the Fund’s average daily net assets plus the proceeds of any outstanding borrowings used for leverage and any proceeds from the issuance of preferred stock. For purposes of this table, we have assumed that the Fund has utilized borrowings in an aggregate amount of 25.48% of its net assets (after their issuance). If the Fund were to use financial leverage in excess of 25.48% of its net assets, the management fees shown would be higher.
[6]	For the purposes of this table, we have assumed that the Fund has utilized borrowings in an aggregate amount of 25.48% of its net assets (which equals the average level for the Fund’s fiscal period ended June 30, 2026). The expenses and rates associated with leverage may vary as and when borrowings or issuances of preferred stock are made.
[7]	Estimated based on amounts incurred in the fiscal period ended June 30, 2026.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[9]	Total amount of senior securities outstanding at the end of the period presented.
[10]	Asset coverage per $1,000 of indebtedness is the value of net assets plus the senior securities outstanding at the end of the period divided by the senior securities outstanding at the end of the period.